Pending Transaction (Details Narrative) - shares	Apr. 14, 2017	Jan. 06, 2015
AITL [Member]
Percentage of acquire shares and assets		100.00%
Restricted stock issued, shares		950,000,000
Exchange percentage of shares		100.00%
Number of common stock shares issued - held in escrow		950,000,000
SKML [Member]
Percentage of acquire shares and assets	100.00%
Restricted stock issued, shares	600,000,000
Exchange percentage of shares	100.00%
Number of common stock shares issued - held in escrow	600,000,000